Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

7. Accrued Liabilities

The following table summarizes accrued liabilities for years ended December 31:

	Year Ended December 31,
	2014	2013
Purchase price due to seller, Stat Medical	$268	$—
Accrued management fees	218	173
Personnel-related	344	122
Professional fees	146	180
Accrued other	899	323
Total	$1,875	$798